Cover	Aug. 10, 2021
Cover [Abstract]
Entity Registrant Name	Track Group, Inc.
Entity Central Index Key	0001045942
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 10, 2021
Entity File Number	0-23153
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-0543981
Entity Address Address Line 1	200 E 5th Ave
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Naperville
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60563
Local Phone Number	260-2010
City Area Code	877
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false